PROPERTY, PLANT AND EQUIPMENT (PP&E) - ADDITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 152,195	$ 165,270	$ 191,678
Additions other than through business combinations, property, plant and equipment	950	(13,824)
PERU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	5,008
MEXICO [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	7,065
MEXICO [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,137	14,472
BRAZIL [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	20,127
BRAZIL [Member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 76,020	$ 94,040